Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000243161 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000243161 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243161 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000243161 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000243161 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243161 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000243161 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243162 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000243162 [Member] | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000243162 [Member] | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000243162 [Member] | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000243162 [Member] | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243162 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000243162 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%

[1]	Rounds to less than 0.1%.
[2]	Rounds to greater than (0.1)%.
[3]	Rounds to less than 0.1%.